INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
INVENTORY
Process Material Stockpiles	$ 3,262	$ 2,788
Concentrate Inventory	3,154	1,617
Materials And Supplies	2,457	1,855
Inventories	$ 8,873	$ 6,260